General	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1:	General

a.
Ceragon Networks Ltd. ("the Company") is a global innovator and leading solutions provider of end-to-end wireless connectivity, specializing in transport, access, and AI-powered managed & professional services. The Company provides wireless transport solutions and services that enable cellular operators, other service providers and private networks to build new networks and evolve networks towards 4G and 5G services. The Company’s unique multicore technology and disaggregated approach to wireless transport provides highly reliable, fast to deploy, high-capacity wireless transport for a wide range of communication network use cases with minimal use of spectrum, power, real estate, and labor resources. It enables increased productivity, as well as simple and quick network modernization. The Company delivers a complete portfolio of turnkey end-to-end AI-based managed and professional services that ensure efficient network rollout and optimization to achieve the highest value for its customers.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers. The Company's wholly owned subsidiaries provide research and development, marketing, manufacturing, distribution, sales, professional services and technical support to the Company's customers worldwide.

b.
On December 4, 2023, the Company completed a series of definitive agreements with Siklu Communication Ltd. (“Siklu”) and Siklu Inc. (the “Seller”), referred to as the “Siklu Acquisition”. In the framework of the Siklu Acquisition, the Company acquired all of the outstanding shares of Siklu and the assets and business activities of the Seller. Siklu is a privately held Israeli-based company which is a provider of multi-Gigabit “wireless fiber” connectivity in urban, suburban and rural areas.  The acquired portfolio of products of Siklu is widely deployed in Fixed Wireless Access applications, addressing the needs of Telecom Service Providers delivering Internet access to commercial properties or business campuses as well as to private homes, apartment building and/or gated communities. Additionally, these solutions address the growing Smart City application, connecting wirelessly the many properties and assets of the cities (e.g CCTV cameras for security, traffic or parking management, Wi-Fi Access points, or IOT sensors).

c.
On January 31, 2025, the Company completed a series of definitive agreements with End 2 End Technologies, LLC (“E2E”), and E2E’s stockholders (the “E2E Sellers”), referred to as the “E2E Acquisition”. In the framework of the E2E Acquisition, the Company acquired by way of merger E2E. E2E is a US systems integration and software development company that serves Private Networks, primarily in the Energy and Utilities markets. E2E provides a full end-to-end solution for private networks, primarily serving customers in Oil and Gas, Utilities and industrial verticals. E2E is essentially a systems integration company that designs, deploys and manages connectivity solutions to its customers as well as other related devices. In addition, E2E has developed a software solution to help manage the customers’ networks and monitor certain operational and business-related metrics.